Impairment Charges / (Reversals) - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	€ 46